Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock
Convertible preferred stock, authorized	886,411,964	886,411,964
Convertible preferred stock	$ 181,313	$ 164,006	$ 164,006	$ 160,507	$ 55,975
Series A-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	5,331,943	5,331,943		5,331,943
Convertible preferred stock, issued	5,331,943	5,331,943		5,331,943
Number of shares subject to redemption	5,331,943	5,331,943		5,331,943
Convertible preferred stock	$ 6,065	$ 6,065	6,065	$ 6,065	6,065
Series A-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	23,307,464	23,307,464		23,307,464
Convertible preferred stock, issued	23,307,464	23,307,464		23,307,464
Number of shares subject to redemption	23,307,464	23,307,464		23,307,464
Convertible preferred stock	$ 8,976	$ 8,976	8,976	$ 8,976	8,976
Series A-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	24,792,020	24,792,020		24,792,020
Convertible preferred stock, issued	24,792,020	24,792,020		24,792,020
Number of shares subject to redemption	24,792,020	24,792,020		24,792,020
Convertible preferred stock	$ 10,611	$ 10,611	10,611	$ 10,611	10,611
Series A-4 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	5,169,690	5,169,690		5,169,690
Convertible preferred stock, issued	5,169,690	5,169,690		5,169,690
Number of shares subject to redemption	5,169,690	5,169,690		5,169,690
Convertible preferred stock	$ 1,993	$ 1,993	1,993	$ 1,993	1,993
Series A-5 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	29,715,910	29,715,910		29,715,910
Convertible preferred stock, issued	29,545,455	29,545,455		29,545,455
Number of shares subject to redemption	29,545,455	29,545,455		29,545,455
Convertible preferred stock	$ 12,858	$ 12,858	12,858	$ 12,858	12,858
Series A-6 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	32,601,000	32,601,000		32,601,000
Convertible preferred stock, issued	32,391,000	32,391,000		32,391,000
Number of shares subject to redemption	32,391,000	32,391,000		32,391,000
Convertible preferred stock	$ 15,476	$ 15,476	15,476	$ 15,476	$ 15,472
Series B preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	284,065,377	284,065,377		284,065,377
Convertible preferred stock, issued	283,030,377	282,580,377
Number of shares subject to redemption	283,030,377	282,580,377		282,580,377
Convertible preferred stock	$ 84,637	$ 84,528	84,528	$ 84,528
Series B-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	67,142,854	67,142,854		67,142,854
Convertible preferred stock, issued	67,142,854	67,142,854
Number of shares subject to redemption	67,142,854	67,142,854		57,142,856
Convertible preferred stock	$ 23,500	$ 23,499	$ 23,499	$ 20,000
Series B-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	71,428,570	71,428,570		71,428,570
Convertible preferred stock, issued	54,824,787	28,571,428
Number of shares subject to redemption	54,824,787	28,571,428		0
Series B-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Convertible preferred stock, authorized	342,857,136	342,857,136		342,857,136
Convertible preferred stock, issued	102,446,428	0		0
Number of shares subject to redemption	102,446,428	0		0
Convertible preferred stock	$ 17,197